Lease (Details 1) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Notes to Financial Statements
Operating lease right-of-use asset		$ 42,212	$ 65,646
Current maturities of operating lease		24,828	23,169
Non-current operating lease		17,737	42,564
Total operating lease liabilities		$ 42,564	$ 65,733
Weighted Average remaining lease term (in years):		1 year 8 months 2 days	2 years 10 months 25 days
Discount rate:			5.85%